Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciled tax at the statutory rate
Income tax (expense) benefit at statutory tax rates	$ (28.4)	$ (18.3)	$ 8.3
US state income taxes, net of the federal benefit	(0.8)	(1.7)	(3.7)
Asbestos - effect of foreign exchange	(1.9)	(31.7)	(66.4)
Benefit from Dutch financial risk reserve regime			3.2
Expenses not deductible	(0.7)	(4.0)	(3.7)
Non-assessable items	0.4		2.0
Income (losses) not available for carryforward	1.1	0.7	(0.6)
Repatriation of foreign earnings	(0.1)	(32.6)
Change in reserves	1.0	(0.2)	(2.2)
Amortisation of intangibles	1.7	(5.9)
Taxes on foreign income	2.6	(2.0)	(1.6)
State amended returns and audit	(0.5)		(2.2)
Tax assessment in dispute	478.4	(349.1)
Other permanent items	0.4	1.2	0.7
Total income tax benefit (expense)	$ 453.2	$ (443.6)	$ (66.2)
Effective tax rate	299.90%	(459.20%)	354.00%